INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of franchise rights amounting to $19.8 million and trademarks amounting to $15.6 million at both September 30, 2012 and December 31, 2011. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually or sooner if events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.

9. INTANGIBLE ASSETS

Intangible assets were ascribed value as a result of the Acquisition and are comprised of franchise rights amounting to $19.8 million and trademarks amounting to $15.6 million at both December 31, 2011 and 2010. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually or sooner if events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.